18. LEASES (Details 4) $ in Millions	Dec. 31, 2019 USD ($)
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	$ 48
Less than three months
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	2
Three months to one year
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	6
One to two years
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	7
Two to three years
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	7
Three to four years
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	7
Four to five years
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	7
More than five years
DisclosureOfLeaseReceivablesContractualUndiscountedCashFlowsLineItems [Line Items]
Lease receivables contractual undiscounted cash flows	$ 12